Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($) item	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($) item
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed
			Summary	Average	$100 Investment Based On:
	Summary		Compensation	Compensation		Peer Group		Company-
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total	Net	Selected
	Table Total	Actually Paid	Other	to Other	Shareholder	Shareholder	Income	Measure:
	for PEO (1) (2)	to PEO (1) (2)	NEOs (1) (2)	NEOs (1) (2)	Return (3)	Return (3)(4)	($ in	Relative TSR Rank(5)
	($)	($)	($)	($)	($)	($)	thousands)	(Cumulative 3 Year)
2023	2,610,143	2,769,462	845,606	930,655	292	285	41,975	63rd
2022	2,806,067	1,888,585	911,392	780,656	217	188	45,087	33rd
2021	2,491,682	5,229,796	826,834	1,481,073	225	180	(8,683)	44th
(1)	Our PEO and Other NEOs for each reported fiscal year were:

Year	PEO	Other NEOs
2023	Mr. Shor	Messrs. Maudlin, Strobel, Losch and Pinkham
2022	Mr. Shor	Messrs. Maudlin, Strobel, Losch and Pinkham
2021	Mr. Shor	Messrs. Maudlin, Strobel, Losch and Ishwar

(2)	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In fiscal years 2022 and 2023, there were no changes in the actuarial present value of accumulated benefits under the defined benefit and pension plans included in the SCT. Reconciliations of the SCT totals to CAP for our PEO and our Other NEOs (as an average) are shown below:

Adjustments to determine CAP for PEO

	2023	2022	2021
	PEO	PEO	PEO
	($)	($)	($)
Adjustments to determine CAP for PEO
SCT Total Compensation	2,610,143	2,806,067	2,491,682
SCT stock award adjustments
Deduction for stock award amounts reported in the SCT	(1,080,122)	(959,654)	(763,966)
SCT stock option adjustments:
Deduction for stock option grant amounts reported in the SCT	(297,499)	(268,107)	(340,002)
Equity awards granted during fiscal year:
Fair value of current year unvested awards at year end	1,075,029	902,743	2,342,431
Unvested equity awards granted in prior fiscal years:
Change in fair value from prior year end to current year end	164,306	(716,727)	1,328,711
Vested equity awards granted in prior fiscal years:
Change in fair value from prior year end to vesting date	283,455	103,571	170,940
Dividends and other earnings paid during fiscal year:
Dividends and other earnings paid during fiscal year prior to vesting date	14,150	20,692	—
Compensation Actually Paid (CAP)	2,769,462	1,888,585	5,229,796

Adjustments to determine average CAP for Other NEOs

	2023	2022	2021
	Average of	Average of	Average of
	Other NEOs	Other NEOs	Other NEOs
	($)	($)	($)
Adjustments to determine average CAP for Other NEOs
SCT Total Compensation	845,606	911,392	826,834
SCT Pension Adjustments
Deduction for change in pension values reported in the SCT	—	—	(8,159)
SCT stock award adjustments:
Deduction for stock award amounts reported in the SCT	(239,170)	(209,958)	(189,856)
SCT stock option adjustments:
Deduction for stock option grant amounts reported in the SCT	(65,880)	(58,691)	(93,022)
Unvested equity awards granted during fiscal year:
Fair value of current year unvested awards at year end	203,630	171,207	512,042
Unvested equity awards granted in prior fiscal years:
Change in fair value from prior year end to current year end	101,164	(131,072)	343,529
Vested equity awards granted in prior fiscal years:
Change in fair value from prior year end to vesting date	47,811	66,666	85,869
Vested equity awards granted during fiscal year:
Fair value of current year vested awards at vesting date	34,416	26,323	—
Dividends and other earnings paid during fiscal year:
Dividends and other earnings paid during fiscal year prior to vesting date	3,078	4,789	3,836
Compensation Actually Paid (CAP)	930,655	780,656	1,481,073

(3)

TSR is calculated based on a fixed investment of one hundred dollars measured from the market close on September 30, 2020 (the last trading day of fiscal 2020) through and including the end of each fiscal year reported in the table.

(4)

Our peer group used for the TSR calculation is the Peer Group defined in our Annual Report on Form 10-K for fiscal 2023. The companies included in the Peer Group Index are: ATI Inc. (formerly Allegheny Technologies, Inc.), Carpenter Technology Corporation, Commercial Metals Company, Howmet Aerospace Inc., Insteel Industries, Inc., Kaiser Aluminum Corporation, Materion Corporation, Olympic Steel, Inc., and Universal Stainless & Alloy Products, Inc.

(5)

Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our Company’s performance, is cumulative 3-year relative TSR rank.

Company Selected Measure Name	cumulative 3-year relative TSR rank
Named Executive Officers, Footnote

Year	PEO	Other NEOs
2023	Mr. Shor	Messrs. Maudlin, Strobel, Losch and Pinkham
2022	Mr. Shor	Messrs. Maudlin, Strobel, Losch and Pinkham
2021	Mr. Shor	Messrs. Maudlin, Strobel, Losch and Ishwar

Peer Group Issuers, Footnote	Our peer group used for the TSR calculation is the Peer Group defined in our Annual Report on Form 10-K for fiscal 2023. The companies included in the Peer Group Index are: ATI Inc. (formerly Allegheny Technologies, Inc.), Carpenter Technology Corporation, Commercial Metals Company, Howmet Aerospace Inc., Insteel Industries, Inc., Kaiser Aluminum Corporation, Materion Corporation, Olympic Steel, Inc., and Universal Stainless & Alloy Products, Inc.
PEO Total Compensation Amount	$ 2,610,143	$ 2,806,067	$ 2,491,682
PEO Actually Paid Compensation Amount	$ 2,769,462	1,888,585	5,229,796
Adjustment To PEO Compensation, Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In fiscal years 2022 and 2023, there were no changes in the actuarial present value of accumulated benefits under the defined benefit and pension plans included in the SCT. Reconciliations of the SCT totals to CAP for our PEO and our Other NEOs (as an average) are shown below:

Adjustments to determine CAP for PEO

	2023	2022	2021
	PEO	PEO	PEO
	($)	($)	($)
Adjustments to determine CAP for PEO
SCT Total Compensation	2,610,143	2,806,067	2,491,682
SCT stock award adjustments
Deduction for stock award amounts reported in the SCT	(1,080,122)	(959,654)	(763,966)
SCT stock option adjustments:
Deduction for stock option grant amounts reported in the SCT	(297,499)	(268,107)	(340,002)
Equity awards granted during fiscal year:
Fair value of current year unvested awards at year end	1,075,029	902,743	2,342,431
Unvested equity awards granted in prior fiscal years:
Change in fair value from prior year end to current year end	164,306	(716,727)	1,328,711
Vested equity awards granted in prior fiscal years:
Change in fair value from prior year end to vesting date	283,455	103,571	170,940
Dividends and other earnings paid during fiscal year:
Dividends and other earnings paid during fiscal year prior to vesting date	14,150	20,692	—
Compensation Actually Paid (CAP)	2,769,462	1,888,585	5,229,796

Non-PEO NEO Average Total Compensation Amount	$ 845,606	911,392	826,834
Non-PEO NEO Average Compensation Actually Paid Amount	$ 930,655	780,656	1,481,073
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to determine average CAP for Other NEOs

	2023	2022	2021
	Average of	Average of	Average of
	Other NEOs	Other NEOs	Other NEOs
	($)	($)	($)
Adjustments to determine average CAP for Other NEOs
SCT Total Compensation	845,606	911,392	826,834
SCT Pension Adjustments
Deduction for change in pension values reported in the SCT	—	—	(8,159)
SCT stock award adjustments:
Deduction for stock award amounts reported in the SCT	(239,170)	(209,958)	(189,856)
SCT stock option adjustments:
Deduction for stock option grant amounts reported in the SCT	(65,880)	(58,691)	(93,022)
Unvested equity awards granted during fiscal year:
Fair value of current year unvested awards at year end	203,630	171,207	512,042
Unvested equity awards granted in prior fiscal years:
Change in fair value from prior year end to current year end	101,164	(131,072)	343,529
Vested equity awards granted in prior fiscal years:
Change in fair value from prior year end to vesting date	47,811	66,666	85,869
Vested equity awards granted during fiscal year:
Fair value of current year vested awards at vesting date	34,416	26,323	—
Dividends and other earnings paid during fiscal year:
Dividends and other earnings paid during fiscal year prior to vesting date	3,078	4,789	3,836
Compensation Actually Paid (CAP)	930,655	780,656	1,481,073

Compensation Actually Paid vs. Total Shareholder Return

The charts shown below present a graphical comparison of CAP to our PEO and the average CAP to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income, and (4) Cumulative Relative TSR Ranking (3-Year). The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.

CAP Versus Company and Peer Group TSR

TSR in the above chart, in the case of both the Company and our peer group, reflects the cumulative return of $100 as if invested on September 30, 2020, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income

The charts shown below present a graphical comparison of CAP to our PEO and the average CAP to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income, and (4) Cumulative Relative TSR Ranking (3-Year). The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.

CAP Versus Net Income

Compensation Actually Paid vs. Company Selected Measure

The charts shown below present a graphical comparison of CAP to our PEO and the average CAP to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income, and (4) Cumulative Relative TSR Ranking (3-Year). The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.

CAP Versus Cumulative 3-year Relative TSR Rank

Total Shareholder Return Vs Peer Group

The charts shown below present a graphical comparison of CAP to our PEO and the average CAP to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income, and (4) Cumulative Relative TSR Ranking (3-Year). The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.

CAP Versus Company and Peer Group TSR

TSR in the above chart, in the case of both the Company and our peer group, reflects the cumulative return of $100 as if invested on September 30, 2020, including reinvestment of any dividends.

Tabular List, Table

Performance Measures

The following list identifies the three performance measures (two financial and one non-financial) used by our Compensation Committee to link compensation actually paid to our NEOs in fiscal 2023 to company performance, calculated in accordance with SEC regulations. The role of each performance measure on our NEOs’ compensation is discussed in the Compensation Discussion and Analysis above.

Net Income

Cumulative 3-Year Relative TSR Percentile Rank

Total Case Incident Rate (TCIR)

Total Shareholder Return Amount	$ 292	217	225
Peer Group Total Shareholder Return Amount	285	188	180
Net Income (Loss)	$ 41,975,000	$ 45,087,000	$ (8,683,000)
Company Selected Measure Amount | item	63	33	44
PEO Name	Mr. Shor
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative 3-Year Relative TSR Percentile Rank
Non-GAAP Measure Description
(5)

Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our Company’s performance, is cumulative 3-year relative TSR rank.

Measure:: 3
Pay vs Performance Disclosure
Name	Total Case Incident Rate (TCIR)
PEO | Deduction for stock award amounts reported in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,080,122)	$ (959,654)	$ (763,966)
PEO | Deduction for stock option grant amounts reported in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,499)	(268,107)	(340,002)
PEO | Fair value of current year unvested awards at year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,075,029	902,743	2,342,431
PEO | Change in fair value from prior year end to current year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,306	(716,727)	1,328,711
PEO | Change in fair value from prior year end to vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,455	103,571	170,940
PEO | Dividends and other earnings paid during fiscal year prior to vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,150	20,692
Non-PEO NEO | Deduction for change in pension values reported in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,159)
Non-PEO NEO | Deduction for stock award amounts reported in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,170)	(209,958)	(189,856)
Non-PEO NEO | Deduction for stock option grant amounts reported in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,880)	(58,691)	(93,022)
Non-PEO NEO | Fair value of current year unvested awards at year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,630	171,207	512,042
Non-PEO NEO | Fair value of current year vested awards at vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,416	26,323
Non-PEO NEO | Change in fair value from prior year end to current year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,164	(131,072)	343,529
Non-PEO NEO | Change in fair value from prior year end to vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,811	66,666	85,869
Non-PEO NEO | Dividends and other earnings paid during fiscal year prior to vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,078	$ 4,789	$ 3,836